Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Operating Lease [Line Items]
Cost		¥ 2,778	¥ 13,280
Accumulated depreciation		(127)	(184)
Net carrying amount		2,651	13,096
Real estate [Member]
Operating Lease [Line Items]
Cost	[1]	21	21
Accumulated depreciation	[1]
Net carrying amount	[1]	21	21
Aircraft [Member]
Operating Lease [Line Items]
Cost		2,757	13,259
Accumulated depreciation		(127)	(184)
Net carrying amount		¥ 2,630	¥ 13,075

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate used by Nomura.